Weighted Average Actuarial Assumptions Used in Measuring Net Periodic Benefit Cost and Plan Obligations - Postretirement Health-Care and Life-Insurance Plans (Detail) (Postretirement Medical And Life Insurance)
	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost Discount rate	5.30%	5.10%	6.30%
Plan obligations Discount rate	3.80%	5.30%	5.10%
Health-care cost trend assumed for the next year	7.50%	8.00%	8.00%
Rate to which the cost trend is assumed to decline	5.00%	5.00%	5.00%
Year that rate reaches the ultimate trend rate	2017	2017	2016